Note 1 - Company Background	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes
Note 1 - Company Background

NOTE 1 - COMPANY BACKGROUND

Leo Motors, Inc. (the "Company," or "we") is currently in development, assembly and sales of the energy storage devices and electric vehicle components.

The Company was originally incorporated in California as N. Org., Inc. on December 12, 1983. The Company then underwent several name changes from Natural Organics Corporation to Classic Auto Accessories of North America and then to FCR Automotive Group, Inc. On September 20, 2004, the Company reincorporated  in  Delaware by merging into FCR Group, Inc.,  a  Delaware Automotive       corporation,  which  was  organized  on  September  8, 2004. On July  26,  2005,  the  Company acquired Shinil Precision Co., Ltd., a Korean Company,  as  its  operating  business  and on July 18, 2005, changed its name to Shinil  Precision Machinery, Inc. to reflect its anticipated new business. Upon failure of certain terms  and  conditions  of  the acquisition agreement, the Company  returned the shares of Shinil and recovered and cancelled the Company's shares  issued  in  the  acquisition. In 2012, the Company changed its domicile to Nevada.

The Company had been dormant since 1989, and consummated a reverse merger on November 12, 2007 with Leozone Inc., a South Korean company, which is the maker of electrical transportation devices. The merger essentially exchanges shares in Leo Motors, Inc. for shares in Leozone. As this is a reverse merger the accounting treatment of such is that of a combination of the two entities with the activity of Leozone, Inc. the surviving entity, going forward. The financial statements reflect the activity for all periods presented as if the merger had occurred January 1, 2007. Leozone has continued to operate as a separate subsidiary Leo Motors Co. Ltd. of Korea since that time.

On February 11, 2010, the Company acquired 50% of Leo B&T Corp., a South Korean corporation ("B&T"), from two shareholders of B&T in exchange for 7,000,000 shares of the Company's common stock. Our ownership in B&T was reduced to 30% in 2011. Additionally, this investment was written down as impairment expense during 2011 and the remaining investment was exchanged in 2012 for a return of Leo Motors stock.

On November 10, 2012, the Company signed an agreement withPDI C&D/RDC SPRL Inc. ("PDI"), an affiliate of PDI Global LLC, a major architectural design company in the U.S., to supply an independent solar power system grafted with the Company's E-Box power storage device for a housing project in the Democratic Republic of the Congo ("DRC"). This project has incurred an impairment charge as detailed in these footnotes.

On July 1, 2014, the Company acquired all of the outstanding common stock of LGM Co. Ltd., a corporation incorporated in the Republic of Korea ("LGM"), from LGM's shareholders, which represents 813,747 shares of LGM common stock, in exchange for 47,352,450 shares of the Company's common stock pursuant to the Share Swap Agreement entered into by and between LGM and the Company. Upon closing of the Share Swap Agreement, LGM became a wholly-owned subsidiary of the Company.

On March 31, 2015, the Company acquired 50% interest in each of Leo Motors Factory, Inc. ("Leo Factory 1") and Leo Motors Factory 2, Inc. ("Leo Factory 2")which are auto repair shops that specialize in repairing hand-made luxury cars such as Ferrari, Lamborghini, Bentley, Porsche, and Rolls Royce. The Company also acquired 50% interest in Leo Trading Inc.(formerly Erum Motors, Inc.) ("Leo Trade") specializing in the trading of luxury cars. These acquired entities will be presented on a consolidated basis as the parent company has significant control of the business through the Board of Directors which can decide decisions split on strictly on common share ownership percentages.

NOTE 1 - COMPANY BACKGROUND

Leo Motors, Inc. (the "Company," or "we") is currently in development, assembly and sales of the energy storage devices and electric vehicle components.

The Company was originally incorporated in California as N. Org., Inc. on December 12, 1983. The Company then underwent several name changes from Natural Organics Corporation to Classic Auto Accessories of North America and then to FCR Automotive Group, Inc. On September 20, 2004, the Company reincorporatedinDelaware by merging into FCR Group, Inc.,aDelaware Automotive corporation,whichwasorganizedonSeptember8, 2004. On July26,2005,theCompany acquired Shinil Precision Co., Ltd., a Korean Company,asitsoperatingbusinessand on July 18, 2005, changed its name to ShinilPrecision Machinery, Inc. to reflect its anticipated new business. Upon failure of certain termsandconditionsofthe acquisition agreement, the Companyreturned the shares of Shinil and recovered and cancelled the Company's sharesissuedintheacquisition. In 2012, the Company changed its domicile to Nevada.

The Company had been dormant since 1989, and consummated a reverse merger on November 12, 2007 with Leozone Inc., a South Korean company, which is the maker of electrical transportation devices. The merger essentially exchanges shares in Leo Motors, Inc. for shares in Leozone. As this is a reverse merger the accounting treatment of such is that of a combination of the two entities with the activity of Leozone, Inc. the surviving entity, going forward. The financial statements reflect the activity for all periods presented as if the merger had occurred January 1, 2007. Leozone has continued to operate as a separate subsidiary Leo Motors Co. Ltd. of Korea since that time.

On February 11, 2010, the Company acquired 50% of Leo B&T Corp., a South Korean corporation ("B&T"), from two shareholders of B&T in exchange for 7,000,000 shares of the Company's common stock. Our ownership in B&T was reduced to 30% in 2011. Additionally, this investment was written down as impairment expense during 2011 and the remaining investment was exchanged in 2012 for a return of Leo Motors stock.

On November 10, 2012, the Company signed an agreement withPDI C&D/RDC SPRL Inc. ("PDI"), an affiliate of PDI Global LLC, a major architectural design company in the U.S., to supply an independent solar power system grafted with the Company's E-Box power storage device for a housing project in the Democratic Republic of the Congo ("DRC"). The Company had a 10% interest in the overall project. This project has incurred an impairment charge as further detailed in our financial statements and the notes thereto. Due to unavoidable political/regional instability in the DRC, the contract with PDI was unable to be fulfilled and as of May 2015, the contract was terminated.

On July 1, 2014, the Company acquired all of the outstanding common stock of LGM Co. Ltd., a corporation incorporated in the Republic of Korea ("LGM"), from LGM's shareholders, which represents 813,747 shares of LGM common stock, in exchange for 47,352,450 shares of the Company's common stock pursuant to the Share Swap Agreement entered into by and between LGM and the Company. Upon closing of the Share Swap Agreement, LGM became a wholly-owned subsidiary of the Company.

On March 31, 2015, the Company acquired 50% interest in each ofLeo Motors Factory, Inc. ("Leo Factory 1") and Leo Motors Factory 2, Inc. ("Leo Factory 2")which are auto repair shops that specialize in repairing hand-made luxury cars such as Ferrari, Lamborghini, Bentley, Porsche, and Rolls Royce. The Company also acquired 50% interest in Leo Trading Inc.(formerly Erum Motors, Inc.) ("Leo Trade") specializing in the trading of luxury cars. These acquired entities will be presented on a consolidated basis as the parent company has significant control of the business through the Board of Directors which can decide decisions split on strictly on common share ownership percentages.

On July 31, 2015, the Company entered into a joint venture company agreement (the "JV Agreement") with Fushun Jinyuan Technology Machinery Manufacturing Co., Ltd., a company established and existing under the laws of the People's Republic of China, to establish a joint venture, Liaoning Senyuan Leo New Energy Electric Vehicle Co., Ltd. in China, to develop, manufacture and sell new energy electric vehicles. The joint venture company has not been incorporated yet because the Company's funding for the joint venture company is delayed. Pursuant to the JV Agreement, Senyuan Leo will have a registered capital of RMB 411,600,000 (approximately $66.3 million), with Fushun Jinyuan owning 51% and the Company owning 49%. The total capital contribution shall be completed no later than 90 days from the date Senyuan Leo is incorporated, which deadline may be further extended to 108 days from the date of incorporation. The Company will invest in Senyuan Leo through a cash contribution of RMB 201,684,000 (approximately $32.5 million) and Fushun Jinyuan will invest in Senyuan Leo through a cash contribution of RMB 200,000,000 (approximately $32.2 million).

On June 3, 2016, the Company acquired 50% ownership of Lelcon Co., Ltd. ("Lelcon"). The Company will issue 1,414,828 shares of its common stock at $0.30 per share in exchange for 50% equity in Lelcon.